Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt gross	$ 1,251,253	$ 1,380,051
Bank overdrafts	8,623	9,395
Total finance lease liability	29,885	40,719
Unamortized debt discounts and debt issuance costs	(17,874)	(21,063)
Long-term debt	1,233,379	1,358,988
Current maturities, net of unamortized debt discounts and debt issuance costs	(97,435)	(51,785)
Bank overdrafts	(8,623)	(9,395)
Long-term debt, net	$ 1,127,321	$ 1,297,808
Weighted-average discount rate of finance leases	3.70%	3.50%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	$ 183,909	$ 312,017
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross	$ 73,999	$ 19,600
Weighted average interest rate	4.80%	1.80%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 823,875	$ 836,775
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	89,479	104,184
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	$ 41,483	$ 57,361